UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2007



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2007


            USAA Total Return Strategy Fund



[LOGO OF USAA]
   USAA(R)

                         USAA TOTAL RETURN
                                STRATEGY Fund(R)

                                    [GRAPHIC OF USAA TOTAL RETURN STRATEGY FUND]

                       A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    DECEMBER 31, 2007

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         6

INVESTMENT OVERVIEW                                                          9

FINANCIAL INFORMATION

   Distributions to Shareholders                                            14

   Report of Independent Registered Public Accounting Firm                  15

   Portfolio of Investments                                                 16

   Notes to Portfolio of Investments                                        32

   Financial Statements                                                     33

   Notes to Financial Statements                                            36

EXPENSE EXAMPLE                                                             53

SUBADVISORY AGREEMENT                                                       55

TRUSTEES' AND OFFICERS' INFORMATION                                         58

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                         IT MAY FEEL LIKE THE WORST OF TIMES
[PHOTO OF CHRISTOPHER W. CLAUS]     TO BUY, BUT IT COULD ACTUALLY BE THE BEST OF
                                         TIMES TO START BUILDING POSITIONS.

                                                          "

                                                                   February 2008
--------------------------------------------------------------------------------

         The year 2007, it would be fair to say, came in like a lion and went out like a lamb. The double-digit gains of the first half of the year gave way to some steep declines in the second half, especially during the fourth quarter. Ultimately, there were only modest gains for the year. Even those that ended the year on a strong note lost significant ground in the first days of 2008. (See chart on page 5 for more information.)

         The catalyst was the wave of write-downs on mortgage securities connected with the drop in housing prices. The year-end turmoil, which was centered in financial and retail stocks, pulled down other sectors as well.

         So where do we go from here? Indeed, we are beginning a new year with more uncertainty than usual, wondering:

         o Will U.S. consumer spending support a soft landing or will tight credit conditions and an extended housing downturn put a damper on consumer spending and the economy, causing a recession?

         o How soon will the economy begin to recover and when will the financial markets recognize it?

         o How will a U.S. economic slowdown affect the world markets and the international economy?

         I believe the answers depend on housing, consumer spending, and job growth. Consider first the decline of the housing market, which has had a significant impact on the economy. In fact, I don't

 . . . C O N T I N U E D
========================--------------------------------------------------------

         think we have seen the bottom. The housing bubble - 10 years in the making - is unlikely to end quickly. Moreover, it may also take several years to work through the oversupply of unsold houses, keeping downward pressure on prices.

         Consumers have grown accustomed to rising home prices and easy access to home equity loans, which they often used to pay off credit card debt. Declining home prices have cut this source of funds dramatically. Meanwhile, banks and credit card companies are tightening their lending standards. With less money available, consumers may pull back on their spending, and because consumer spending fuels about two-thirds of the U.S. economy, the resulting slowdown could seriously hamper economic growth. Plus, corporations may follow suit in an effort to support their earnings. This all adds up to a possible recession.

         Job growth is another key area to watch. The December statistics were very disappointing, because they indicated that roughly the same number of jobs were being created as were being eliminated - in other words, flat job growth. If this trend continues, consumers may be even more inclined to curtail spending. Although Congress approved the federal government's fiscal stimulus package in early February, its impact will not be immediate. The Federal Reserve Board delivered on its pledge to make "substantive" interest rate cuts if necessary, cutting the federal funds rate on January 22, 2008, from 4.25% to 3.5%, and then to 3% eight days later. However, if these measures do not succeed, I find it debatable whether world markets could make up for any lost growth.

         Yet, amid all the uncertainty, there is good news for investors. It may feel like the worst of times to buy, but it could actually be the best of times to start building positions. U.S. large-cap stocks, for example, appear attractive from a long-term valuation perspective. If the stock market overcorrects, as it so often does, longer-term investors may find some compelling values.

4

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

         Dollar-cost averaging may be the most effective strategy in this environment. Trying to time the market - difficult at best - may be especially hazardous right now. A focus on quality could also help, because quality investments tend to prevail over the long term.

         As always, our team of skilled professionals will help you develop and stick to an investment plan based on your goals, risk tolerance, and time horizon, and there's never a charge for their guidance.

         At USAA, we remain committed to providing you with outstanding resources - some of the industry's top talent to manage your investments, world-class service, and pure no-load mutual funds.

         We will continue working hard to serve your investment needs. From all of us at USAA Investment Management Company, thank you for your business.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT
         (800) 531-USAA FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

-------------------------------------------------------------------------------------------
            AVERAGE ANNUAL TOTAL RETURNS for period ending 12/31/2007
                                                                             EXPENSE RATIO*
                                                               SINCE         BEFORE   AFTER
USAA FUND                    1-YEAR     5-YEAR     10-YEAR     INCEPTION     REIMBURSEMENT
-------------------------------------------------------------------------------------------
EXTENDED MARKET INDEX        4.71%      17.60%     N/A         6.45%         0.82%    0.50%
                                                               10/27/00

NASDAQ-100 INDEX             18.35%     15.65%     N/A         -5.87%        1.11%    0.78%
                                                               10/27/00

S&P 500 INDEX
  (MEMBER SHARES)            5.32%      12.52%     5.68%       N/A           0.34%    0.19%

S&P 500 INDEX
  (REWARD SHARES)            5.42%      12.67%     N/A         7.27%         0.20%    0.09%
                                                               5/01/02

TOTAL RETURN STRATEGY        4.70%      N/A        N/A         3.46%         1.21%    1.00%
                                                               1/24/05
-------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE BEFORE REIMBURSEMENT EXPENSE RATIOS REPRESENT THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND IN THE CASE OF THE USAA EXTENDED MARKET INDEX FUND, INCLUDING EXPENSES OF THE EXTENDED MARKET PORTFOLIO, AND FOR THE USAA TOTAL RETURN STRATEGY FUND, INCLUDING ANY DIVIDEND EXPENSES ON SHORT SALES, AS REPORTED IN EACH FUND'S PROSPECTUS DATED MAY 1, 2007, AND ARE CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIOS (WHICH IN THE CASE OF THE USAA EXTENDED MARKET INDEX FUND INCLUDE EXPENSES OF THE EXTENDED MARKET PORTFOLIO, AND FOR THE USAA TOTAL RETURN STRATEGY FUND, EXCLUDE ANY DIVIDEND EXPENSES ON SHORT SALES) REPRESENT TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN EACH FUND'S PROSPECTUS DATED MAY 1, 2007. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE USAA S&P 500 INDEX FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 0.19% AND 0.09% FOR ITS MEMBER AND REWARD SHARES, RESPECTIVELY, TO 0.78% FOR THE USAA NASDAQ-100 INDEX FUND, TO 0.50% FOR THE USAA EXTENDED MARKET INDEX FUND, AND 1.00% FOR THE USAA TOTAL RETURN STRATEGY FUND, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND, EXCEPT FOR THE USAA EXTENDED MARKET INDEX FUND AND USAA NASDAQ-100 INDEX FUND, EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND WITH REGARD TO THE USAA TOTAL RETURN STRATEGY FUND, ANY DIVIDEND EXPENSES ON SHORT SALES, AND TO REIMBURSE EACH FUND FOR EXPENSES IN EXCESS OF THESE RESPECTIVE AMOUNTS. IMCO CAN MODIFY OR TERMINATE THESE ARRANGEMENTS AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN EACH FUND'S FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

USAA Investment Management Company       Deutsche Investment Management
   RONALD B. SWEET, CFA                     Americas Inc. (U.S. Stocks)
   (Exchange-Traded Funds)                  ROBERT WANG
                                            JIN CHEN, CFA
   TONY ERA                                 JULIE ABBETT
   (Money Market Instruments)
                                         Credit Suisse Securities (USA) LLC's
                                            Volaris Volatility Management Group
                                            YIRONG LI, CFA
                                            STU ROSENTHAL, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the year ended December 31, 2007, the USAA Total Return Strategy Fund had a total return of 4.70%. This compares to 5.49% for the S&P 500 Index and 9.57% for the Lipper Flexible Portfolio Funds Index.

HOW WOULD YOU CHARACTERIZE THE YEAR IN GLOBAL FINANCIAL MARKETS?

         The biggest issue was the return of volatility, which at times was severe. While many U.S. and global stock market indexes reached all-time highs as recently as October, the ongoing credit crisis brought on by increasing problems with subprime mortgage lending in the United States caused the year to end on a rather sour note. This is related to the extended downturn in the American housing market and has had a huge impact on financial services sector earnings at a time of slowing earnings growth overall. At year-end, the markets were dealing with real concerns about the health of the banking system, continued bad news on housing, oil prices of nearly $100 a barrel, a wavering consumer, and increased risk of recession.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

ARE YOU SATISFIED WITH THE FUND'S PERFORMANCE IN THIS ENVIRONMENT?

         Yes. We continued to pursue the objectives of providing a positive total return every calendar year and over the long term (five years and more) outperforming the S&P 500 Index with less risk. In terms of the first objective, the Fund has delivered a positive total return every calendar year since inception in January 2005. We have yet to have a full market cycle that includes a bear market, which means a 20% decline in stock prices; therefore, it is too early to judge the Fund on its second objective. It continues to be our contention that it will take a full market cycle to validate the Fund's strategy.

SO IS IT JUST A MATTER OF WAITING FOR A BEAR MARKET?

         No. Your Fund's Board of Trustees (the Board) and USAA Investment Management Company (IMCO) took several steps in 2007 to seek to help the Fund pursue its objectives. First, they approved a revision in the proprietary indicators that are used to determine whether the Fund invests in stocks (tracking the S&P 500 Index), investment-grade bonds, or cash equivalents. In the aggregate, the changes were successful in 2007, enabling the Fund to be more sensitive to buy signals from the stock market.

         Subsequently, the Fund instituted a market-neutral strategy for 20% of its assets managed by Deutsche Investment Management Americas Inc.
         (DIMA). It uses a proven quantitative process that seeks to be long on stocks viewed as undervalued and short on stocks viewed as overvalued. The strategy has worked, typically outperforming the S&P 500 Index when stocks are down, and underperforming while seeking to avoid losses, when stocks are up sharply.

         Finally, effective October 1, 2007, the Board and IMCO hired Credit Suisse Securities (USA) LLC for its Volaris Volatility Management Group (Volaris Group) to manage a risk-management strategy for 20% of the Fund's assets. Volaris Group will manage an index-option strategy using a collar, which involves selling

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         index call options and purchasing index put options or put spread options against a highly correlated stock portfolio to seek to reduce the Fund's volatility. This strategy seeks to limit the Fund's potential downside, and upside, when we at IMCO believe stocks are overvalued. This approach will allow us to remain in stocks, knowing that we have sought to limit downside risk even when our proprietary indicators go negative.

HOW WOULD YOU CHARACTERIZE THE NET EFFECT OF THESE CHANGES TO THE FUND'S STRUCTURE?

         The net effect of these changes is substantial. In 2008, 60% of the Fund's assets will be invested according to the revised proprietary indicators, with virtually all of these assets invested in stocks, investment-grade bonds, or cash equivalents. Another 20% is in the market-neutral strategy, and the final 20% utilizes a sophisticated index-option risk-management strategy. Together, these changes allow us to seek to get more of the stocks' return in rising markets with potentially much lower risk.

DO YOU EXPECT ADDITIONAL CHANGES TO THE FUND'S STRUCTURE IN 2008?

         We are constantly looking for new ways to achieve our objectives. If we can find cost-effective new tools, we will thoroughly test them to see if they make sense as part of our process.

         We understand that it has occasionally been frustrating for investors to underperform the S&P 500 Index in what has been a multiyear bull market. We believe the new tools should help the Fund in any environment, without sacrificing the desire to avoid bear markets to a large extent, which is absolutely essential if we are to achieve the Fund's objective of outperforming the S&P 500 Index over a full market cycle.

         All of us at USAA appreciate your continued investment in the Fund, an innovative investment vehicle that we've worked very hard to create.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TOTAL RETURN STRATEGY FUND (Ticker Symbol: USTRX)

OBJECTIVE
--------------------------------------------------------------------------------

     Seeks a positive return every calendar year and over the long term (five years and more) to achieve returns greater than the S&P 500 Index with less risk.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

     One portion of the Fund's assets is shifted among stocks, investment-grade bonds, or cash equivalents, generally investing at any given time in either
     (1) stocks through the use of stock-based exchange-traded funds (ETFs),
     (2) investment-grade bonds through either ETFs or direct investment, or (3) cash equivalents through direct investment in short-term, high-quality money market instruments or money market funds. Another portion of the Fund's assets is invested in long and short positions of common stock of large U.S. companies. The Fund also has implemented an index option-based strategy.

---------------------------------------------------------------------------------------
                                           12/31/07                        12/31/06
---------------------------------------------------------------------------------------
Net Assets                              $250.7 Million                  $293.6 Million
Net Asset Value Per Share                   $9.37                           $10.00

----------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/07
----------------------------------------------------------------

1 YEAR                                  SINCE INCEPTION 1/24/05
4.70%                                            3.46%

-------------------------------
         EXPENSE RATIO*
-------------------------------
Before Reimbursement      1.21%
After Reimbursement       1.00%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES AND ANY DIVIDEND EXPENSES ON SHORT SALES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES AND ANY DIVIDEND EXPENSES ON SHORT SALES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2007. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.00%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES AND ANY DIVIDEND EXPENSES ON SHORT SALES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                LIPPER FLEXIBLE
                PORTFOLIO FUNDS                               USAA TOTAL RETURN
                      INDEX              S&P 500 INDEX          STRATEGY FUND
                ---------------          -------------        ------------------
 1/31/05           $10,000.00             $10,000.00              $10,000.00
 2/28/05            10,188.52              10,210.32               10,020.00
 3/31/05            10,007.72              10,029.71                9,854.00
 4/30/05             9,824.85               9,839.58                9,874.07
 5/31/05            10,051.58              10,152.39                9,884.10
 6/30/05            10,125.36              10,166.93                9,925.25
 7/31/05            10,449.34              10,544.86               10,096.37
 8/31/05            10,448.92              10,448.70                9,965.51
 9/30/05            10,600.57              10,533.29                9,998.75
10/31/05            10,455.83              10,357.59               10,018.93
11/30/05            10,706.71              10,748.95               10,039.11
12/31/05            10,806.95              10,752.81               10,043.95
 1/31/06            11,156.20              11,037.51               10,074.42
 2/28/06            11,108.49              11,067.37               10,104.89
 3/31/06            11,285.24              11,205.11               10,132.31
 4/30/06            11,412.27              11,355.47               10,163.01
 5/31/06            11,150.67              11,029.05               10,203.95
 6/30/06            11,138.94              11,043.69               10,237.82
 7/31/06            11,175.97              11,111.76               10,268.81
 8/31/06            11,373.16              11,375.74               10,310.14
 9/30/06            11,498.50              11,668.72               10,344.23
10/31/06            11,802.06              12,048.73               10,385.98
11/30/06            12,066.02              12,277.51               10,521.68
12/31/06            12,187.09              12,449.74               10,555.63
 1/31/07            12,331.83              12,637.84               10,692.86
 2/28/07            12,283.67              12,391.39               10,471.19
 3/31/07            12,399.00              12,529.71               10,537.71
 4/30/07            12,785.79              13,084.50               10,876.27
 5/31/07            13,073.50              13,540.67               11,204.26
 6/30/07            13,014.20              13,315.84               11,142.87
 7/31/07            12,882.48              12,903.53               11,005.04
 8/31/07            12,873.74              13,096.62               11,111.06
 9/30/07            13,381.17              13,585.89               11,428.12
10/31/07            13,737.37              13,801.97               11,523.97
11/30/07            13,412.18              13,224.77               11,172.50
12/31/07            13,353.40              13,133.18               11,051.97

                                   [END CHART]

         *DATA FROM 1/31/05 THROUGH 12/31/07.

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Total Return Strategy Fund to the following benchmarks:

         o The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

         o The unmanaged Lipper Flexible Portfolio Funds Index tracks the performance of the 30 largest funds within the Lipper Flexible Funds category. This category allocates its investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

         *THE PERFORMANCE OF THE LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX AND THE
          S&P 500 INDEX IS CALCULATED FROM THE END OF THE MONTH, JANUARY 31, 2005, WHILE THE FUND'S INCEPTION DATE IS JANUARY 24, 2005. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
         TOP 10 COMMON STOCK POSITIONS - LONG
                   AS OF 12/31/2007
                   (% of Net Assets)
------------------------------------------------------

Agco Corp.                                       0.2%

Helmerich & Payne, Inc.                          0.2%

Hess Corp.                                       0.2%

Humana, Inc.                                     0.2%

Intuitive Surgical, Inc.                         0.2%

Invitrogen Corp.                                 0.2%

NASDAQ Stock Market, Inc.                        0.2%

Owens-Illinois, Inc.                             0.2%

Sepracor, Inc.                                   0.2%

Sunoco, Inc.                                     0.2%
------------------------------------------------------

------------------------------------------------------
         TOP 10 COMMON STOCK POSITIONS - SHORT
                   AS OF 12/31/2007
                   (% of Net Assets)
------------------------------------------------------

Archer-Daniels-Midland Co.                       0.2%

BE Aerospace, Inc.                               0.2%

Community Health Systems, Inc.                   0.2%

First Solar, Inc.                                0.2%

Iron Mountain, Inc.                              0.2%

Leap Wireless International, Inc.                0.2%

Millennium Pharmaceuticals, Inc.                 0.2%

Peabody Energy Corp.                             0.2%

Plains Exploration & Production Co.              0.2%

ResMed, Inc.                                     0.2%
------------------------------------------------------

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-31.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

------------------------------------------------------
         SECTORS - LONG COMMON STOCK POSITIONS
                   AS OF 12/31/2007
                   (% of Net Assets)
------------------------------------------------------

Consumer Discretionary                           3.5%

Industrials                                      3.2%

Information Technology                           2.4%

Health Care                                      2.1%

Energy                                           1.7%

Financials                                       1.7%

Materials                                        1.3%

Consumer Staples                                 1.2%

Telecommunication Services                       0.5%

Utilities                                        0.1%
------------------------------------------------------

------------------------------------------------------
        SECTORS - SHORT COMMON STOCK POSITIONS
                   AS OF 12/31/2007
                   (% of Net Assets)
------------------------------------------------------

Consumer Discretionary                           3.4%

Industrials                                      3.1%

Information Technology                           2.4%

Health Care                                      2.0%

Energy                                           1.9%

Financials                                       1.7%

Consumer Staples                                 1.3%

Materials                                        0.9%

Telecommunication Services                       0.8%

Utilities                                        0.3%
------------------------------------------------------

 . . . C O N T I N U E D
========================--------------------------------------------------------

------------------------------------------------------
           ASSET ALLOCATION AS OF 12/31/2007
                   (% of Net Assets)
------------------------------------------------------

Stock-Based Exchange-Traded Funds                81.2%

Stocks - Long                                    17.7%

Purchased Options                                 0.3%

Stocks - Short                                  -17.8%

Written Options                                  -0.1%
------------------------------------------------------

         PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

14

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA TOTAL RETURN STRATEGY FUND

         The following federal tax information related to the Fund's fiscal year ended December 31, 2007, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2008.

         1.19% of ordinary income distributions qualify for the dividends received deductions eligible to corporations.

         For the fiscal year ended December 31, 2007, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as dividends taxed at individual net capital gains rates.

         For the fiscal year ended December 31, 2007, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $545,000 as qualifying interest income.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
USAA TOTAL RETURN STRATEGY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Total Return Strategy Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Total Return Strategy Fund at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 13, 2008

16

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              LONG POSITIONS (98.9%)

              COMMON STOCKS (17.7%)(a)

              CONSUMER DISCRETIONARY (3.5%)
              -----------------------------
              APPAREL RETAIL (0.3%)
    15,700    AnnTaylor Stores Corp.*                                               $    401
    10,200    Guess?, Inc.                                                               387
                                                                                    --------
                                                                                         788
                                                                                    --------
              AUTO PARTS & EQUIPMENT (0.5%)
     7,900    Autoliv, Inc.                                                              416
     9,200    BorgWarner, Inc.                                                           445
    12,200    Johnson Controls, Inc.                                                     440
                                                                                    --------
                                                                                       1,301
                                                                                    --------
              AUTOMOTIVE RETAIL (0.0%)
       700    AutoZone, Inc.*                                                             84
                                                                                    --------
              BROADCASTING & CABLE TV (0.3%)
    18,200    DIRECTV Group, Inc.*                                                       421
    11,200    Liberty Global, Inc. "A"*                                                  439
                                                                                    --------
                                                                                         860
                                                                                    --------
              CASINOS & GAMING (0.2%)
     3,800    Wynn Resorts Ltd.                                                          426
                                                                                    --------
              COMPUTER & ELECTRONICS RETAIL (0.2%)
    24,800    RadioShack Corp.                                                           418
                                                                                    --------
              CONSUMER ELECTRONICS (0.2%)
     4,500    Garmin Ltd.                                                                437
                                                                                    --------
              GENERAL MERCHANDISE STORES (0.3%)
    26,300    Big Lots, Inc.*                                                            420
       600    Dollar Tree Stores, Inc.*                                                   16
    19,100    Family Dollar Stores, Inc.                                                 367
                                                                                    --------
                                                                                         803
                                                                                    --------
              HOME FURNISHINGS (0.0%)
     1,900    Leggett & Platt, Inc.                                                       33
                                                                                    --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              HOMEBUILDING (0.2%)
       900    NVR, Inc.*                                                            $    472
                                                                                    --------
              LEISURE PRODUCTS (0.2%)
    15,400    Hasbro, Inc.                                                               394
                                                                                    --------
              MOVIES & ENTERTAINMENT (0.2%)
    24,600    Regal Entertainment Group "A"                                              445
    15,700    Warner Music Group Corp.                                                    95
                                                                                    --------
                                                                                         540
                                                                                    --------
              PUBLISHING (0.2%)
    20,500    Idearc, Inc.                                                               360
                                                                                    --------
              RESTAURANTS (0.4%)
    11,800    Brinker International, Inc.                                                231
    12,000    Darden Restaurants, Inc.                                                   332
    11,600    Yum! Brands, Inc.                                                          444
                                                                                    --------
                                                                                       1,007
                                                                                    --------
              SPECIALTY STORES (0.3%)
    12,800    Barnes & Noble, Inc.                                                       441
    14,300    Dick's Sporting Goods, Inc.*                                               397
                                                                                    --------
                                                                                         838
                                                                                    --------
              Total Consumer Discretionary                                             8,761
                                                                                    --------
              CONSUMER STAPLES (1.2%)
              -----------------------
              FOOD RETAIL (0.4%)
    17,400    Kroger Co.                                                                 465
    11,900    SUPERVALU, Inc.                                                            446
                                                                                    --------
                                                                                         911
                                                                                    --------
              HYPERMARKETS & SUPER CENTERS (0.2%)
    12,600    BJ's Wholesale Club, Inc.*                                                 426
                                                                                    --------
              PACKAGED FOODS & MEAT (0.1%)
     4,900    Wm. Wrigley Jr. Co.                                                        287
                                                                                    --------
              PERSONAL PRODUCTS (0.2%)
    10,900    Herbalife Ltd.                                                             439
                                                                                    --------

18

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              SOFT DRINKS (0.3%)
    17,500    Coca-Cola Enterprises, Inc.                                           $    456
    11,100    Pepsi Bottling Group, Inc.                                                 438
                                                                                    --------
                                                                                         894
                                                                                    --------
              Total Consumer Staples                                                   2,957
                                                                                    --------
              ENERGY (1.7%)
              -------------
              COAL & CONSUMABLE FUELS (0.1%)
     3,200    Massey Energy Corp.                                                        114
                                                                                    --------
              INTEGRATED OIL & GAS (0.2%)
     6,100    Hess Corp.                                                                 615
                                                                                    --------
              OIL & GAS DRILLING (0.4%)
     2,600    ENSCO International, Inc.                                                  155
    12,100    Helmerich & Payne, Inc.                                                    485
     3,268    Transocean, Inc.                                                           468
                                                                                    --------
                                                                                       1,108
                                                                                    --------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
    19,800    Global Industries Ltd.*                                                    424
     1,100    Seacor Holdings, Inc.*                                                     102
                                                                                    --------
                                                                                         526
                                                                                    --------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    11,700    Chesapeake Energy Corp.                                                    459
                                                                                    --------
              OIL & GAS REFINING & MARKETING (0.6%)
    10,800    Frontier Oil Corp.                                                         438
     7,000    Sunoco, Inc.                                                               507
     9,800    Tesoro Corp.                                                               468
                                                                                    --------
                                                                                       1,413
                                                                                    --------
              Total Energy                                                             4,235
                                                                                    --------
              FINANCIALS (1.7%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
     6,200    Federated Investors, Inc. "B"                                              255
                                                                                    --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              CONSUMER FINANCE (0.1%)
     7,400    AmeriCredit Corp.*                                                    $     94
    12,400    First Marblehead Corp.                                                     190
                                                                                    --------
                                                                                         284
                                                                                    --------
              INVESTMENT BANKING & BROKERAGE (0.3%)
    10,200    Lazard Ltd. "A"                                                            415
     8,100    Morgan Stanley                                                             430
                                                                                    --------
                                                                                         845
                                                                                    --------
              LIFE & HEALTH INSURANCE (0.2%)
    18,700    Unum Group                                                                 445
                                                                                    --------
              PROPERTY & CASUALTY INSURANCE (0.3%)
     8,300    Allied World Assurance Co. Holdings, Ltd.                                  416
     8,200    XL Capital Ltd. "A"                                                        413
                                                                                    --------
                                                                                         829
                                                                                    --------
              REINSURANCE (0.3%)
     5,600    PartnerRe Ltd.                                                             462
     3,500    Reinsurance Group of America, Inc.                                         184
                                                                                    --------
                                                                                         646
                                                                                    --------
              SPECIALIZED FINANCE (0.2%)
     9,900    NASDAQ Stock Market, Inc.*                                                 490
                                                                                    --------
              THRIFTS & MORTGAGE FINANCE (0.2%)
    68,200    IndyMac Bancorp, Inc.                                                      406
                                                                                    --------
              Total Financials                                                         4,200
                                                                                    --------

              HEALTH CARE (2.1%)
              ------------------
              BIOTECHNOLOGY (0.2%)
     9,600    Gilead Sciences, Inc.*                                                     442
                                                                                    --------
              HEALTH CARE DISTRIBUTORS (0.2%)
     7,000    McKesson Corp.                                                             459
                                                                                    --------
              HEALTH CARE EQUIPMENT (0.4%)
     1,500    Intuitive Surgical, Inc.*                                                  487
     8,300    Kinetic Concepts, Inc.*                                                    444
                                                                                    --------
                                                                                         931
                                                                                    --------

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              HEALTH CARE SERVICES (0.2%)
     4,600    Medco Health Solutions, Inc.*                                         $    466
                                                                                    --------
              LIFE SCIENCES TOOLS & SERVICES (0.2%)
     6,200    Invitrogen Corp.*                                                          579
                                                                                    --------
              MANAGED HEALTH CARE (0.6%)
     7,800    Aetna, Inc.                                                                450
     9,400    Health Net, Inc.*                                                          454
     6,900    Humana, Inc.*                                                              520
                                                                                    --------
                                                                                       1,424
                                                                                    --------
              PHARMACEUTICALS (0.3%)
    16,200    Schering-Plough Corp.                                                      431
    18,500    Sepracor, Inc.*                                                            486
                                                                                    --------
                                                                                         917
                                                                                    --------
              Total Health Care                                                        5,218
                                                                                    --------

              INDUSTRIALS (3.2%)
              ------------------
              AEROSPACE & DEFENSE (0.5%)
     5,200    Boeing Co.                                                                 455
     6,200    Goodrich Corp.                                                             438
     3,200    L-3 Communications Holdings, Inc.                                          339
                                                                                    --------
                                                                                       1,232
                                                                                    --------
              AIRLINES (0.6%)
    27,200    AMR Corp.*                                                                 382
    18,700    Continental Airlines, Inc. "B"*                                            416
    23,200    Delta Air Lines, Inc.*                                                     345
    29,600    US Airways Group, Inc.*                                                    435
                                                                                    --------
                                                                                       1,578
                                                                                    --------
              BUILDING PRODUCTS (0.1%)
     6,300    Trane, Inc.                                                                294
                                                                                    --------
              CONSTRUCTION & ENGINEERING (0.3%)
     7,100    Shaw Group, Inc.*                                                          429
     8,500    URS Corp.*                                                                 462
                                                                                    --------
                                                                                         891
                                                                                    --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
     7,600    Agco Corp.*                                                           $    517
     3,200    Caterpillar, Inc.                                                          232
     7,200    Toro Co.                                                                   392
                                                                                    --------
                                                                                       1,141
                                                                                    --------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.2%)
     7,400    Brink's Co.                                                                442
                                                                                    --------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    37,000    Allied Waste Industries, Inc.*                                             408
                                                                                    --------
              INDUSTRIAL CONGLOMERATES (0.0%)
       500    McDermott International, Inc.*                                              29
                                                                                    --------
              INDUSTRIAL MACHINERY (0.1%)
     2,600    Crane Co.                                                                  111
       900    Harsco Corp.                                                                58
                                                                                    --------
                                                                                         169
                                                                                    --------
              MARINE (0.2%)
     9,700    Kirby Corp.*                                                               451
                                                                                    --------
              RAILROADS (0.2%)
    12,600    Kansas City Southern*                                                      433
                                                                                    --------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
    20,100    United Rentals, Inc.*                                                      369
     5,600    WESCO International, Inc.*                                                 222
                                                                                    --------
                                                                                         591
                                                                                    --------
              TRUCKING (0.2%)
    10,100    Ryder System, Inc.                                                         475
                                                                                    --------
              Total Industrials                                                        8,134
                                                                                    --------

              INFORMATION TECHNOLOGY (2.4%)
              -----------------------------
              APPLICATION SOFTWARE (0.3%)
    50,800    Compuware Corp.*                                                           451
     4,700    FactSet Research Systems, Inc.                                             262
                                                                                    --------
                                                                                         713
                                                                                    --------

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              COMMUNICATIONS EQUIPMENT (0.2%)
     4,500    ADC Telecommunications, Inc.*                                         $     70
    10,800    Ciena Corp.*                                                               368
                                                                                    --------
                                                                                         438
                                                                                    --------
              COMPUTER HARDWARE (0.3%)
     2,300    Apple, Inc.*                                                               456
    23,800    Sun Microsystems, Inc.*                                                    431
                                                                                    --------
                                                                                         887
                                                                                    --------
              COMPUTER STORAGE & PERIPHERALS (0.4%)
    13,400    Lexmark International, Inc. "A"*                                           467
    32,100    QLogic Corp.*                                                              456
                                                                                    --------
                                                                                         923
                                                                                    --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
    12,000    Hewitt Associates, Inc. "A"*                                               459
                                                                                    --------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
       600    Dolby Laboratories, Inc. "A"*                                               30
     8,500    National Instruments Corp.                                                 283
                                                                                    --------
                                                                                         313
                                                                                    --------
              OFFICE ELECTRONICS (0.2%)
    12,900    Zebra Technologies Corp. "A"*                                              448
                                                                                    --------
              SEMICONDUCTORS (0.4%)
    13,700    NVIDIA Corp.*                                                              466
    20,400    Xilinx, Inc.                                                               446
                                                                                    --------
                                                                                         912
                                                                                    --------
              TECHNOLOGY DISTRIBUTORS (0.3%)
    12,800    Avnet, Inc.*                                                               448
    12,300    Tech Data Corp.*                                                           464
                                                                                    --------
                                                                                         912
                                                                                    --------
              Total Information Technology                                             6,005
                                                                                    --------
              MATERIALS (1.3%)
              ----------------
              COMMODITY CHEMICALS (0.2%)
    11,400    Celanese Corp. "A"                                                         482
                                                                                    --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              DIVERSIFIED CHEMICALS (0.2%)
     7,000    Eastman Chemical Co.                                                  $    428
                                                                                    --------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.0%)
     1,300    Mosaic Co.*                                                                123
                                                                                    --------
              METAL & GLASS CONTAINERS (0.2%)
     9,800    Owens-Illinois, Inc.*                                                      485
                                                                                    --------
              SPECIALTY CHEMICALS (0.2%)
     7,300    Lubrizol Corp.                                                             395
                                                                                    --------
              STEEL (0.5%)
     9,700    AK Steel Holding Corp.*                                                    449
     4,900    Allegheny Technologies, Inc.                                               423
    14,400    Commercial Metals Co.                                                      424
                                                                                    --------
                                                                                       1,296
                                                                                    --------
              Total Materials                                                          3,209
                                                                                    --------

              TELECOMMUNICATION SERVICES (0.5%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    10,000    CenturyTel, Inc.                                                           415
    31,600    Windstream Corp.                                                           411
                                                                                    --------
                                                                                         826
                                                                                    --------
              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     7,000    Telephone & Data Systems, Inc.                                             438
                                                                                    --------
              Total Telecommunication Services                                         1,264
                                                                                    --------
              UTILITIES (0.1%)
              ----------------
              GAS UTILITIES (0.1%)
     1,900    Energen Corp.                                                              122
     2,700    ONEOK, Inc.                                                                121
                                                                                    --------
                                                                                         243
                                                                                    --------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
       800    NRG Energy, Inc.*                                                           35
                                                                                    --------
              Total Utilities                                                            278
                                                                                    --------
              Total Common Stocks (cost: $47,111)                                     44,261
                                                                                    --------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              EXCHANGE-TRADED FUNDS (81.2%)

     1,393    SPDR Trust Series 1(b) (cost: $214,812)                               $203,639
                                                                                    --------
              Total Long Positions (cost: $261,923)                                  247,900
                                                                                    --------

              TOTAL INVESTMENTS (COST: $261,923)                                    $247,900
                                                                                    ========
              SHORT POSITIONS (17.8%)

              COMMON STOCKS (17.8%)

              CONSUMER DISCRETIONARY (3.4%)
              -----------------------------
              APPAREL RETAIL (0.3%)
    23,700    Foot Locker, Inc.                                                          324
    16,000    Urban Outfitters, Inc.*                                                    436
                                                                                    --------
                                                                                         760
                                                                                    --------
              AUTOMOTIVE RETAIL (0.2%)
    28,400    AutoNation, Inc.*                                                          445
                                                                                    --------
              BROADCASTING & CABLE TV (0.4%)
     4,200    Central European Media Enterprises Ltd. "A"*                               487
    16,500    Discovery Holding Co. "A"*                                                 415
     6,500    Hearst-Argyle Television, Inc.                                             144
                                                                                    --------
                                                                                       1,046
                                                                                    --------
              CASINOS & GAMING (0.5%)
     3,800    Las Vegas Sands Corp.*                                                     392
     5,000    MGM Mirage*                                                                420
    13,500    Scientific Games Corp. "A"*                                                449
                                                                                    --------
                                                                                       1,261
                                                                                    --------
              CATALOG RETAIL (0.1%)
    21,300    Liberty Media Corp. Interactive "A"*                                       406
                                                                                    --------
              CONSUMER ELECTRONICS (0.2%)
     6,200    Harman International Industries, Inc.                                      457
                                                                                    --------
              DEPARTMENT STORES (0.4%)
    12,100    Nordstrom, Inc.                                                            444
    23,100    Saks, Inc.*                                                                480
                                                                                    --------
                                                                                         924
                                                                                    --------

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                   of INVESTMENTS
                   (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              HOMEBUILDING (0.3%)
    18,900    Centex Corp.                                                          $    478
    17,700    KB Home                                                                    382
                                                                                    --------
                                                                                         860
                                                                                    --------
              HOTELS, RESORTS, & CRUISE LINES (0.2%)
     8,500    Orient Express Hotels Ltd. "A"                                             489
                                                                                    --------
              PUBLISHING (0.2%)
    15,500    Getty Images, Inc.*                                                        449
                                                                                    --------
              RESTAURANTS (0.2%)
    19,700    Cheesecake Factory*                                                        467
                                                                                    --------
              SPECIALTY STORES (0.2%)
    20,200    Staples, Inc.                                                              466
                                                                                    --------
              TIRES & RUBBER (0.2%)
    15,000    Goodyear Tire & Rubber Co.*                                                423
                                                                                    --------
              Total Consumer Discretionary                                             8,453
                                                                                    --------
              CONSUMER STAPLES (1.3%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.2%)
    12,300    Archer-Daniels-Midland Co.                                                 571
                                                                                    --------
              DRUG RETAIL (0.2%)
    12,200    Walgreen Co.                                                               464
                                                                                    --------
              FOOD RETAIL (0.2%)
    11,000    Whole Foods Market, Inc.                                                   449
                                                                                    --------
              PACKAGED FOODS & MEAT (0.5%)
    12,300    Campbell Soup Co.                                                          439
     2,000    ConAgra Foods, Inc.                                                         48
    16,900    Dean Foods Co.                                                             437
    15,400    Smithfield Foods, Inc.*                                                    445
                                                                                    --------
                                                                                       1,369
                                                                                    --------

26

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              PERSONAL PRODUCTS (0.0%)
     2,600    Alberto-Culver Co.                                                    $     64
                                                                                    --------
              SOFT DRINKS (0.2%)
     9,700    Hansen Natural Corp.*                                                      430
                                                                                    --------
              Total Consumer Staples                                                   3,347
                                                                                    --------
              ENERGY (1.9%)
              -------------
              COAL & CONSUMABLE FUELS (0.2%)
     8,100    Peabody Energy Corp.                                                       499
                                                                                    --------
              OIL & GAS EQUIPMENT & SERVICES (0.4%)
     8,700    Tidewater, Inc.                                                            477
     6,900    Weatherford International Ltd.*                                            474
                                                                                    --------
                                                                                         951
                                                                                    --------
              OIL & GAS EXPLORATION & PRODUCTION (1.0%)
     7,400    Anadarko Petroleum Corp.                                                   486
     1,900    Helix Energy Solutions Group, Inc.*                                         79
     9,500    Pioneer Natural Resources Co.                                              464
    10,700    Plains Exploration & Production Co.*                                       578
     8,200    Quicksilver Resources, Inc.*                                               488
     7,900    Southwestern Energy Co.*                                                   440
                                                                                    --------
                                                                                       2,535
                                                                                    --------
              OIL & GAS STORAGE & TRANSPORTATION (0.3%)
     6,000    Overseas Shipholding Group, Inc.                                           447
     8,100    Teekay Corp.                                                               431
                                                                                    --------
                                                                                         878
                                                                                    --------
              Total Energy                                                             4,863
                                                                                    --------
              FINANCIALS (1.7%)
              -----------------
              LIFE & HEALTH INSURANCE (0.0%)
     8,000    Conseco, Inc.*                                                             101
                                                                                    --------
              MULTI-LINE INSURANCE (0.1%)
     1,100    Loews Corp.                                                                 55
     2,500    Unitrin, Inc.                                                              120
                                                                                    --------
                                                                                         175
                                                                                    --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              PROPERTY & CASUALTY INSURANCE (0.7%)
    27,900    Fidelity National Title Group, Inc. "A"                               $    408
    12,800    First American Corp.                                                       437
       400    Hanover Insurance Group, Inc.                                               18
       800    Mercury General Corp.                                                       40
    23,100    Progressive Corp.                                                          442
       900    White Mountains Insurance Group Ltd.                                       463
                                                                                    --------
                                                                                       1,808
                                                                                    --------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
    19,500    CB Richard Ellis Group, Inc. "A"*                                          420
                                                                                    --------
              REGIONAL BANKS (0.0%)
     4,100    Whitney Holding Corp.                                                      107
                                                                                    --------
              REITs - SPECIALIZED (0.2%)
     9,800    Plum Creek Timber Co., Inc.                                                451
                                                                                    --------
              SPECIALIZED FINANCE (0.4%)
       700    CME Group, Inc.                                                            480
     5,200    NYSE Euronext                                                              457
                                                                                    --------
                                                                                         937
                                                                                    --------
              THRIFTS & MORTGAGE FINANCE (0.1%)
     2,800    PMI Group, Inc.                                                             37
    20,100    Sovereign Bancorp, Inc.                                                    229
                                                                                    --------
                                                                                         266
                                                                                    --------
              Total Financials                                                         4,265
                                                                                    --------
              HEALTH CARE (2.0%)
              ------------------
              BIOTECHNOLOGY (0.6%)
     5,100    Abraxis BioScience, Inc.*                                                  351
    11,800    Amylin Pharmaceuticals, Inc.*                                              436
    39,500    Millennium Pharmaceuticals, Inc.*                                          592
                                                                                    --------
                                                                                       1,379
                                                                                    --------
              HEALTH CARE EQUIPMENT (0.4%)
    17,800    Advanced Medical Optics, Inc.*                                             437
    10,100    ResMed, Inc.*                                                              530
                                                                                    --------
                                                                                         967
                                                                                    --------

28

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              HEALTH CARE FACILITIES (0.5%)
    13,400    Community Health Systems, Inc.*                                       $    494
    11,100    LifePoint Hospitals, Inc.*                                                 330
     8,300    Universal Health Services, Inc. "B"                                        425
                                                                                    --------
                                                                                       1,249
                                                                                    --------
              HEALTH CARE SUPPLIES (0.1%)
     9,700    Cooper Companies, Inc.                                                     369
                                                                                    --------
              LIFE SCIENCES TOOLS & SERVICES (0.1%)
     7,900    Pharmaceutical Product Development, Inc.                                   319
                                                                                    --------
              PHARMACEUTICALS (0.3%)
    41,000    APP Pharmaceuticals, Inc.*                                                 421
     8,400    Barr Pharmaceuticals, Inc.*                                                446
                                                                                    --------
                                                                                         867
                                                                                    --------
              Total Health Care                                                        5,150
                                                                                    --------
              INDUSTRIALS (3.1%)
              ------------------
              AEROSPACE & DEFENSE (0.2%)
    10,400    BE Aerospace, Inc.*                                                        550
                                                                                    --------
              AIR FREIGHT & LOGISTICS (0.4%)
     8,600    C.H. Robinson Worldwide, Inc.                                              465
    10,200    Expeditors International of Washington, Inc.                               456
                                                                                    --------
                                                                                         921
                                                                                    --------
              BUILDING PRODUCTS (0.1%)
     9,300    Armstrong World Industries, Inc.*                                          373
                                                                                    --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
     9,500    Manitowoc Co., Inc.                                                        464
     9,500    Oshkosh Truck Corp.                                                        449
     7,100    Terex Corp.*                                                               466
                                                                                    --------
                                                                                       1,379
                                                                                    --------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.4%)
    13,300    Cintas Corp.                                                               447
     2,900    Corporate Executive Board Co.                                              174
    12,200    Equifax, Inc.                                                              444
                                                                                    --------
                                                                                       1,065
                                                                                    --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
     1,900    First Solar, Inc.*                                                    $    508
     6,400    Rockwell Automation, Inc.                                                  441
                                                                                    --------
                                                                                         949
                                                                                    --------
              HUMAN RESOURCES & EMPLOYMENT SERVICES (0.2%)
    13,000    Monster Worldwide, Inc.*                                                   421
                                                                                    --------
              INDUSTRIAL CONGLOMERATES (0.3%)
    10,900    Carlisle Companies, Inc.                                                   404
    11,000    Tyco International Ltd.                                                    436
                                                                                    --------
                                                                                         840
                                                                                    --------
              INDUSTRIAL MACHINERY (0.2%)
       700    Dover Corp.                                                                 32
    12,300    IDEX Corp.                                                                 445
                                                                                    --------
                                                                                         477
                                                                                    --------
              MARINE (0.2%)
     8,500    Alexander & Baldwin, Inc.                                                  439
                                                                                    --------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
     7,200    Fastenal Co.                                                               291
                                                                                    --------
              Total Industrials                                                        7,705
                                                                                    --------

              INFORMATION TECHNOLOGY (2.4%)
              -----------------------------
              APPLICATION SOFTWARE (0.2%)
    13,200    Amdocs Ltd.*                                                               455
                                                                                    --------
              COMMUNICATIONS EQUIPMENT (0.5%)
    18,200    Corning, Inc.                                                              437
    28,000    Motorola, Inc.                                                             449
    61,600    Tellabs, Inc.*                                                             403
                                                                                    --------
                                                                                       1,289
                                                                                    --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
     8,400    Automatic Data Processing, Inc.                                            374
    16,000    Convergys Corp.*                                                           263
    10,400    Fidelity National Information Services, Inc.                               432
    13,900    Iron Mountain, Inc.*                                                       515
                                                                                    --------
                                                                                       1,584
                                                                                    --------

30

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              ELECTRONIC MANUFACTURING SERVICES (0.2%)
    25,800    Jabil Circuit, Inc.                                                   $    394
                                                                                    --------
              IT CONSULTING & OTHER SERVICES (0.2%)
    22,100    Acxiom Corp.                                                               259
    80,600    Unisys Corp.*                                                              381
                                                                                    --------
                                                                                         640
                                                                                    --------
              SEMICONDUCTORS (0.7%)
    50,500    Advanced Micro Devices, Inc.*                                              379
    78,500    LSI Corp.*                                                                 417
    52,400    Micron Technology, Inc.*                                                   380
    22,500    Rambus, Inc.*                                                              471
                                                                                    --------
                                                                                       1,647
                                                                                    --------
              Total Information Technology                                             6,009
                                                                                    --------

              MATERIALS (0.9%)
              ----------------
              COMMODITY CHEMICALS (0.2%)
    23,000    Westlake Chemical Corp.                                                    437
                                                                                    --------
              CONSTRUCTION MATERIALS (0.2%)
    11,800    Eagle Materials, Inc.                                                      419
                                                                                    --------
              FOREST PRODUCTS (0.1%)
    30,200    Louisiana-Pacific Corp.                                                    413
                                                                                    --------
              METAL & GLASS CONTAINERS (0.0%)
     1,200    Pactiv Corp.*                                                               32
                                                                                    --------
              SPECIALTY CHEMICALS (0.2%)
     1,900    Chemtura Corp.                                                              15
       300    Rohm & Haas Co.                                                             16
    22,400    RPM International, Inc.                                                    454
                                                                                    --------
                                                                                         485
                                                                                    --------
              STEEL (0.2%)
     4,600    Cleveland-Cliffs, Inc.                                                     464
                                                                                    --------
              Total Materials                                                          2,250
                                                                                    --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (0.8%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.8%)
    11,800    Crown Castle International Corp.*                                     $    491
    12,833    Leap Wireless International, Inc.*                                         599
     8,100    NII Holdings, Inc.*                                                        391
    12,300    SBA Communications Corp. "A"*                                              416
                                                                                    --------
              Total Telecommunication Services                                         1,897
                                                                                    --------
              UTILITIES (0.3%)
              ----------------
              ELECTRIC UTILITIES (0.0%)
     4,900    Hawaiian Electric Industries, Inc.                                         112
                                                                                    --------
              GAS UTILITIES (0.2%)
     8,300    Equitable Resources, Inc.                                                  442
                                                                                    --------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    24,000    Dynegy, Inc. "A"*                                                          171
                                                                                    --------
              Total Utilities                                                            725
                                                                                    --------
              Total Common Stocks (proceeds: $44,802)                                 44,664
                                                                                    --------

              TOTAL SHORT POSITIONS (PROCEEDS: $44,802)                             $ 44,664
                                                                                    ========

 NUMBER OF
 CONTRACTS
----------
              PURCHASED OPTIONS (0.3%)
       322    Put - On S&P 500 Index expiring February 16, 2008 at 1400                  644
        20    Put - On S&P 500 Index expiring January 19, 2008 at 1375                    10
                                                                                    --------
              TOTAL PURCHASED OPTIONS (COST: $922)                                  $    654
                                                                                    ========
              WRITTEN OPTIONS (0.1%)
      (322)   Put - On S&P 500 Index expiring January 19, 2008 at 1320                   (48)
      (322)   Call - On S&P 500 Index expiring January 19, 2008 at 1540                  (81)
                                                                                    --------
              TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $852)                       $   (129)
                                                                                    ========

32

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         SPDR - Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange (AMEX).

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Securities are pledged with a broker as collateral for short positions borrowed.

         (b) At December 31, 2007, a portion of this security is segregated as collateral to cover outstanding written option calls.

         *   Non-income-producing security for the year ended December 31, 2007.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

ASSETS
   Investments in securities, at market value (identified cost of $261,923)    $247,900
   Purchased options, at market value (identified cost of $922)                     654
   Deposits with broker for securities sold short                                45,276
   Receivables:
      Capital shares sold                                                           199
      USAA Investment Management Company (Note 5D)                                  209
      USAA Transfer Agency Company (Note 5E)                                          1
      Dividends and interest                                                      1,268
      Securities sold                                                               750
                                                                               --------
         Total assets                                                           296,257
                                                                               --------
LIABILITIES
   Payables:
      Dividends for securities sold short                                            24
      Securities sold short, at market value (proceeds of $44,802)               44,664
      Written options, at market value (premiums received of $852)                  129
      Capital shares redeemed                                                       457
      Bank overdraft                                                                 60
   Accrued management fees                                                          131
   Accrued transfer agent's fees                                                      5
   Other accrued expenses and payables                                               73
                                                                               --------
         Total liabilities                                                       45,543
                                                                               --------
            Net assets applicable to capital shares outstanding                $250,714
                                                                               ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $263,587
   Accumulated undistributed net investment income                                  139
   Accumulated net realized gain on investments, securities sold short,
      and options                                                                   418
   Net unrealized depreciation of investments, securities sold short,
      and options                                                               (13,430)
                                                                               --------
            Net assets applicable to capital shares outstanding                $250,714
                                                                               ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                   26,745
                                                                               ========
   Net asset value, redemption price, and offering price per share             $   9.37
                                                                               ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TOTAL RETURN STRATEGY FUND
YEAR ENDED DECEMBER 31, 2007

INVESTMENT INCOME
   Dividends                                                                        $  3,436
   Interest                                                                            2,973
                                                                                    --------
      Total income                                                                     6,409
                                                                                    --------
EXPENSES
   Management fees                                                                     1,665
   Administration and servicing fees                                                     412
   Transfer agent's fees                                                                 818
   Custody and accounting fees                                                           105
   Postage                                                                                90
   Shareholder reporting fees                                                             45
   Trustees' fees                                                                          9
   Registration fees                                                                      32
   Professional fees                                                                      70
   Dividend expense on securities sold short                                             333
   Other                                                                                  11
                                                                                    --------
      Total expenses                                                                   3,590
   Expenses paid indirectly                                                              (13)
   Expenses reimbursed                                                                  (511)
                                                                                    --------
      Net expenses                                                                     3,066
                                                                                    --------
NET INVESTMENT INCOME                                                                  3,343
                                                                                    --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, SECURITIES SOLD SHORT, AND OPTIONS
   Net realized gain on:
      Investments                                                                     22,027
      Securities sold short                                                            1,229
      Options                                                                             73
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                    (14,023)
      Securities sold short                                                              138
      Options                                                                            455
                                                                                    --------
         Net realized and unrealized gain                                              9,899
                                                                                    --------
Increase in net assets resulting from operations                                    $ 13,242
                                                                                    ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TOTAL RETURN STRATEGY FUND
YEARS ENDED DECEMBER 31,

                                                                  2007           2006
                                                              -----------------------
FROM OPERATIONS
   Net investment income                                      $  3,343       $ 10,433
   Net realized gain on investments                             22,027          2,587
   Net realized gain on securities sold short                    1,229              -
   Net realized gain on options                                     73              -
   Change in net unrealized appreciation/depreciation of:
      Investments                                              (14,023)             -
      Securities sold short                                        138              -
      Options                                                      455              -
                                                              -----------------------
      Increase in net assets resulting from operations          13,242         13,020
                                                              -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (3,443)       (10,307)
   Net realized gains                                          (24,263)             -
                                                              -----------------------
      Distributions to shareholders                            (27,706)       (10,307)
                                                              -----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                    36,420        151,625
   Reinvested dividends                                         24,697          9,223
   Cost of shares redeemed                                     (89,559)       (75,572)
                                                              -----------------------
      Increase (decrease) in net assets from
         capital share transactions                            (28,442)        85,276
                                                              -----------------------
   Capital contribution from USAA Transfer
      Agency Company (Note 5E)                                       1              -
                                                              -----------------------
   Net increase (decrease) in net assets                       (42,905)        87,989

NET ASSETS
   Beginning of year                                           293,619        205,630
                                                              -----------------------
   End of year                                                $250,714       $293,619
                                                              =======================
Accumulated undistributed net investment income:
   End of year                                                $    139       $    126
                                                              =======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                   3,540         15,236
   Shares issued for dividends reinvested                        2,569            929
   Shares redeemed                                              (8,724)        (7,591)
                                                              -----------------------
      Increase (decrease) in shares outstanding                 (2,615)         8,574
                                                              =======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to seek a positive return every calendar year and over the long term (five years and more) to achieve returns greater than the S&P 500 Index with less risk.

         As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer, such as a single stock-based or bond-based exchange-traded fund (ETF) or a single money market instrument. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds (ETFs) and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

                 price is reported or available, the average of the bid and asked prices is generally used.

              2. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

              3. Short-term securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              5. Repurchase agreements are valued at cost, which approximates market value.

              6. Futures and options contracts are valued at the last quoted sales price at the close of market on the principal exchange on which they are traded.

              7. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager),

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           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

                 an affiliate of the Fund, in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and expense on securities sold short, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

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           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of December 31, 2007, the Fund did not invest in any repurchase agreements.

           E. SHORT POSITIONS - The Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. Short positions are collateralized by cash proceeds from the short sales and by designated long positions. In order to sell securities it does not own, the Fund must borrow the securities from a broker or lending agent. If the borrowed security pays a dividend during this time, the Fund must pay the amount of the dividend to the broker or lending agent. This amount is shown as "dividend expense" on the Fund's statement of operations. The Fund is subject to risk of loss if the broker executing the short sale or the lending agent were to fail to perform its obligation under the contractual terms.

              Short sales involve the risk that the Fund will incur a loss by subsequently buying the security at a higher price than the price at which the Fund previously sold the security short. Short sale

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           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

              transactions result in off-balance-sheet risk because the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities. Because the Fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security's value cannot drop below zero. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

              The Fund may not always be able to close out a short position at a particular time or at an acceptable price. The lender of securities sold short may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to cover their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or increase or cause a loss, as a result of the short sale.

           F. OPTION TRANSACTIONS - The Fund may purchase and write options on securities or securities indexes. Writing put options tends to increase the Fund's participation in downward movements of the underlying security or index. Writing call options tends to decrease the Fund's participation in upward movements of the underlying security or index. When the Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's statement of assets and liabilities as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the

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           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

              amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or index in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security or index underlying the written option. A written put option has defined risk, that is, the difference between the agreed upon price that the Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

              Purchasing call options tends to increase the Fund's participation in upward movements of the underlying security or index. Purchasing put options tends to decrease the Fund's participation in downward movements of the underlying security or index. The Fund pays a premium which is included in the Fund's statement of assets and liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised are added to the cost of the security or index acquired, for call options, or offset against the proceeds received from the sale of the underlying security or index, for put options. Premiums paid for purchasing options that are closed through an offsetting sale transaction become a component of realized gain/loss.

           G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash

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           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

              management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended December 31, 2007, these custodian and other bank credits reduced the Fund's expenses by $13,000.

           H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of

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           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

         CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended December 31, 2007, the Fund paid CAPCO facility fees of less than $500, which represents 0.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended December 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for dividend expense on short sales resulted in reclassifications to the statement of assets and liabilities to increase accumulated undistributed net investment income and decrease accumulated net realized gain on investments by $113,000. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended December 31, 2007, and 2006, was as follows:

                                              2007                   2006
                                           ----------------------------------
Ordinary income*                           $27,706,000            $10,307,000

*Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

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           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

         As of December 31, 2007, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                               $  1,496,000
Undistributed long-term capital gains                            273,000
Unrealized depreciation of investments                       (14,144,000)

         The difference between book-basis and tax-basis unrealized depreciation of investments is attributable to the tax deferral of losses on wash sales and the tax recognition of net unrealized appreciation on open option contracts.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2007, were $1,724,076,000 and $1,530,273,000, respectively.

         As of December 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was $217,905,000.

         For the year ended December 31, 2007, transactions in written call and put options were as follows:

                                                                   PREMIUMS
                                                NUMBER OF          RECEIVED
                                                CONTRACTS           (000s)
                                                ---------------------------
Outstanding at December 31, 2006                    -                $  -
Options written                                   684                 925
Options expired                                   (40)                (73)
                                                  -----------------------
Outstanding at December 31, 2007                  644                $852
                                                  =======================

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           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

         Gross unrealized appreciation and depreciation of investments as of December 31, 2007, were $4,032,000 and $18,176,000, respectively, resulting in net unrealized depreciation of $14,144,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              Beginning with the month ending January 31, 2006, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Flexible Portfolio Funds Index, which tracks the performance of the 30 largest funds within the Lipper Flexible Funds category. The Fund's base is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund's average net assets for the fiscal year.

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USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended January 31, 2006, the performance period consisted of the previous 12-month period. A new month is added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period for the Fund will consist of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Flexible Portfolio Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the year ended December 31, 2007, the Fund incurred management fees, paid or payable to the Manager, of $1,665,000,

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           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

              which is net of a performance adjustment of $(120,000) that decreased the base management fee of 0.65% by 0.04%.

           B. Effective March 1, 2007, the Manager has entered into an investment subadvisory agreement with Deutsche Investment Management Americas Inc. (DIMA), under which DIMA directs the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays DIMA a subadvisory fee in the annual amount of 0.60% of the portion of the Fund's average daily net assets that DIMA manages. For the year ended December 31, 2007, the Manager incurred subadvisory fees, paid or payable to DIMA, of $253,000.

              Effective October 1, 2007, the Manager has entered into an investment subadvisory agreement with Credit Suisse Securities
              (USA) LLC (CSSU) for its Volaris Volatility Management Group (Volaris Group), under which the Volaris Group directs the investment and reinvestment of the portion of the Fund's assets invested in index options (as allocated from time to time by the Manager). The Manager (not the Fund) pays CSSU a subadvisory fee based on the total notional amount of the options contracts that CSSU manages in the USAA Balanced Strategy Fund, the USAA Cornerstone Strategy Fund, the USAA First Start Growth Fund, and the USAA Total Return Strategy Fund, in the annual amount of 0.23% on the first $50 million of the total notional amount; 0.20% on the total notional amount over $50 million and up to $250 million; 0.12% on the total notional amount over $250 million and up to $500 million; 0.10% on the total notional amount over $500 million and up to $2 billion; and 0.08% on the total notional amount over $2 billion. The notional amount is based on the daily closing price of the option contracts' underlying index. For the year ended December 31, 2007, the Manager incurred subadvisory fees, paid or payable to CSSU of $9,000.

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           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended December 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $412,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the year ended December 31, 2007, the Fund reimbursed the Manager $5,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its average annual net assets, excluding dividend expense on securities sold short and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the year ended December 31, 2007, the Fund incurred reimbursable expenses of $511,000, of which $209,000 was receivable from the Manager.

              Up to January 7, 2008, the Manager may recover from the Fund all or a portion of expenses waived or reimbursed, provided that the additional amount paid by the Fund, together with all other expenses of the Fund, in aggregate, would not cause the Fund's expense ratio in any period up to January 7, 2008, to exceed 1.00% of the Fund's average net assets. As of December 31, 2007, the

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           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

              carryover of excess expenses potentially reimbursable to the Manager was $1,322,000. The Fund has not recorded a liability for this potential reimbursement due to the current assessment that no reimbursement will occur.

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $818,000. For the year ended December 31, 2007, SAS voluntarily reimbursed the Fund for the transfer agent fees related to certain shareholder transactions, in total less than $500. Additionally, the Fund recorded a receivable from USAA Transfer Agency Company of $1,000 at December 31, 2007, for adjustments related to corrections to shareholder transactions.

           F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         The Manager is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At December 31, 2007, the Association and its affiliates owned 2,500,000 shares (9.3%) of the Fund.

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

50

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           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

(7) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Fund adopted FIN 48 effective January 1, 2007, and has applied it to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 has not resulted in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

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           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES"
              (FAS 159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option.

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           (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                                        PERIOD ENDED
                                                                        YEAR ENDED DECEMBER 31,          DECEMBER 31,
                                                                        2007              2006              2005*
                                                                      ----------------------------------------------
Net asset value at beginning of period                                $  10.00          $   9.89          $  10.00
                                                                      ----------------------------------------------
Income (loss) from investment operations:
   Net investment income                                                   .13               .39               .15
   Net realized and unrealized gain (loss)                                 .35               .11              (.11)
                                                                      ----------------------------------------------
Total from investment operations                                           .48               .50               .04
                                                                      ----------------------------------------------
Less distributions from:
   Net investment income                                                  (.13)             (.39)             (.15)
   Realized capital gains                                                 (.98)                -                 -
                                                                      ----------------------------------------------
Total distributions                                                      (1.11)             (.39)             (.15)
                                                                      ----------------------------------------------
Net asset value at end of period                                      $   9.37          $  10.00          $   9.89
                                                                      ==============================================
Total return (%)**                                                        4.70(a)           5.09               .44
Net assets at end of period (000)                                     $250,714          $293,619          $205,630
Ratios to average net assets:***
   Expenses including dividend expense on securities sold short (%)
      Including reimbursements(b)                                         1.12(a)           1.00              1.00(c)
      Excluding reimbursements(b)                                         1.31              1.20              1.21(c)
   Expenses excluding dividend expense on securities sold short (%)
      Including reimbursements(b)                                         1.00(a)           1.00              1.00(c)
      Excluding reimbursements(b)                                         1.19              1.20              1.21(c)
   Net investment income (%)                                              1.22              4.09              1.88(c)
Portfolio turnover (%)(f)                                                  471(d)            200(e)            443(e)

  * Fund commenced operations on January 24, 2005.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions during the period. Total returns for periods of less than one year are not annualized.
*** For the year ended December 31, 2007, average net assets were $274,513,000.
(a) For the year ended December 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Calculated excluding securities sold short, covers on securities sold short, and options transactions. For the portion of the Fund invested in ETFs and bonds, calculated using average daily market value for 12 months.
(e) Calculated using average daily market value for the number of months during which the Fund was invested in long-term securities (ETFs and bonds), which for the year ended December 31, 2006, and the period ended December 31, 2005, were two and seven, respectively.
(f) The Fund's various investment strategies will likely create a large volume of purchase and sales transactions relative to the market value of portfolio investments, which resulted in portfolio turnover rates exceeding 100%.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2007, through December 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

54

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                      BEGINNING              ENDING              DURING PERIOD*
                                    ACCOUNT VALUE         ACCOUNT VALUE          JULY 1, 2007 -
                                    JULY 1, 2007        DECEMBER 31, 2007       DECEMBER 31, 2007
                                    -------------------------------------------------------------
Actual                                $1,000.00            $  991.80                  $5.77

Hypothetical
  (5% return before expenses)          1,000.00             1,019.41                   5.85

*Expenses are equal to the Fund's annualized expense ratio of 1.15%, which is net of any reimbursements and expenses paid indirectly and includes dividend expense for securities sold short, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of -0.82% for the six-month period of July 1, 2007, through December 31, 2007.

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

         At a meeting of the Board of Trustees (the Board) held on September 20, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved a Subadvisory Agreement with Credit Suisse Securities (USA) LLC with respect to the Fund.

         In approving the Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent available, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Board considered information provided to it regarding the services provided by the Subadviser. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Board noted that the materials provided to it by the Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Board also noted the Subadviser's brokerage practices. The Board also considered the

56

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT
                       (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

         Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadviser would include:
         (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence reviews of the Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Board noted the undertakings of the Manager to maintain expense limitations for the Fund and also noted that the fees under the Subadvisory Agreement would be paid by the Manager. The Board also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser, the Subadviser's anticipated profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management of the Fund, to the extent available. However, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered for the above reasons.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. The Board took into account that the advisory fees paid by the Fund would not change. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser's long-term performance record for similar accounts.

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT
                       (continued)

USAA TOTAL RETURN STRATEGY FUND
DECEMBER 31, 2007

         CONCLUSION. The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage a portion of the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; and (iii) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on the Board's conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

58

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of December 31, 2007. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-USAA to request a free copy of the funds' statement of additional information (SAI).

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-present); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and USAA Financial Advisers, Inc. (FAI). Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

60

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chair of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         KRISTI A. MATUS
         Senior Vice President
         Born: February 1968
         Year of Appointment: 2007

         President and Director, IMCO (2/07-present); President and Vice Chair of the Board of Directors, USAA Life (3/04-present); Vice President, Products & Regulatory Management, USAA Life (1/04-3/04); Vice President, Life Insurance Solutions, USAA Life (9/02-1/04). Ms. Matus also serves as President and Director of SAS.

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02).

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for Life, IMCO, FAI, FPS, and SAS.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

62

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         DEBRA K. DUNN
         Treasurer
         Born: August 1969
         Year of Appointment: 2005

         Assistant Vice President, IMCO, USAA (11/07-present); Assistant Vice President, IMCO Finance, USAA (4/07-10/07); Assistant Vice President, IMCO/FPS Finance, USAA (9/04-4/07); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03).

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial
         Administration, USAA (12/02-present).

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA
         (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04).

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

64

 N O T E S
==========----------------------------------------------------------------------

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE NOW
           SELF-SERVICE 24/7    At "Products & Services" click
                 AT USAA.COM    "Investments" then "Mutual Funds"

                                View account balance, transactions, fund prices; or exchange/redeem fund shares. Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE AT NO CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING
(800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

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               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48703-0208   W                              (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 20, 2007, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 4 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2007 and 2006 were $132,967 and $118,280, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2007 and 2006 were $60,000 and $55,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

------------------------------------------------------------------
               Review of Federal,
               State and City       Quarterly
               Income and tax       Diversification
               returns and excise   Review under
               tax calculations     Subchapter M            TOTAL
------------------------------------------------------------------
FYE 12-31-2007     $ 4,575            $     0             $  4,575
FYE 12-31-2006     $ 2,708            $   670             $  3,378
------------------------------------------------------------------
TOTAL              $ 7,283            $   670             $  7,953
------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2007 and 2006.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for December 31, 2007 and 2006 were $101,895 and $92,938, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2007 and 2006 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2007




                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/28/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/28/2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    02/28/2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.